Notes to the Balance Sheet - Summary of Treasury Shares (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Treasury Shares [Line Items]
Treasury Stock shares	65,980	83,154	131,414	225,800
As of	€ 2,450,303	€ 3,085,054	€ 4,868,744	€ 8,357,250
Transfer in	(17,174)	(48,260)	(94,386)
Increase (decrease) in trasury stock amount due to transfer	€ (634,751)	€ (1,783,690)	€ (3,488,506)
Ordinary Shares Outstanding	34,165,963	34,148,789
2019 Long-term Incentive Plan MOR US [Member]
Treasury Shares [Line Items]
Exercises	(1,166)
Treasury stock, value	€ 43,095